Divestitures and Discontinued Operations (Details)	12 Months Ended						3 Months Ended	12 Months Ended					12 Months Ended
	Oct. 31, 2011 USD ($)		Oct. 31, 2010 USD ($)		Oct. 31, 2009 USD ($)	Oct. 31, 2011 Life Technologies Corporations Arbitration [Member] USD ($)	Apr. 30, 2011 Disposed of, MDS Nordian S.A. [Member] USD ($)	Oct. 31, 2011 Disposed of, MDS Nordian S.A. [Member] USD ($)	Oct. 31, 2010 Disposed of, MDS Nordian S.A. [Member] USD ($)	Oct. 31, 2009 Disposed of, MDS Nordian S.A. [Member] USD ($)	Mar. 31, 2011 Disposed of, MDS Nordian S.A. [Member] USD ($)	Mar. 31, 2011 Disposed of, MDS Nordian S.A. [Member] EUR (€)	Oct. 31, 2011 Discontinued Operations, MDS Pharma Services [Member] USD ($)		Oct. 31, 2010 Discontinued Operations, MDS Pharma Services [Member] USD ($)		Oct. 31, 2009 Discontinued Operations, MDS Pharma Services [Member] USD ($)		Oct. 31, 2011 Discontinued Operations, MDS Analytical Technologies [Member] USD ($)		Oct. 31, 2010 Discontinued Operations, MDS Analytical Technologies [Member] USD ($)		Oct. 31, 2009 Discontinued Operations, MDS Analytical Technologies [Member] USD ($)		Oct. 31, 2011 Discontinued operations of MDS Pharma Services and MDS Analytical Technologies [Member] USD ($)		Oct. 31, 2010 Discontinued operations of MDS Pharma Services and MDS Analytical Technologies [Member] USD ($)		Oct. 31, 2009 Discontinued operations of MDS Pharma Services and MDS Analytical Technologies [Member] USD ($)
Loss on sale of MDS Nordion S.A. [Abstract]
Proceeds							nominal
Capital infusion in cash							$ (18,478,000)					€ 13,000,000
Working capital and inventory adjustments							(2,753,000)
Net negative proceeds							(21,231,000)
Net liabilities disposed of							3,212,000				3,212,000
Release of unrealized translation gain in accumulated other comprehensive income							4,629,000
Release of unrealized actuarial loss of defined benefit pension in accumulated other comprehensive income	(26,633,000)		(19,918,000)				(1,616,000)
Transaction costs and other accruals							(649,000)
Loss on sale of MDS Nordion S.A.							(15,655,000)
Assets and liabilities disposed of and/or remaining in discontinued operations [Abstract]
Accounts receivable	869,000	[1]	6,053,000	[2]							4,451,000
Inventories	0	[1]	2,488,000	[2]							3,386,000
Property, plant and equipment, net	0	[1]	2,800,000	[2]							1,472,000
Other assets	67,000	[1]	380,000	[2]							255,000
Assets of discontinued operations	936,000	[1]	11,721,000	[2]
Accounts payable and accrued liabilities	2,967,000	[1]	17,709,000	[2]
Long-term debt	0	[1]	2,318,000	[2]
Deferred tax liabilities	5,000	[1]	166,000	[2]
Other liabilities	1,107,000	[1]	3,859,000	[2]
Liabilities of discontinued operations	4,079,000	[1]	24,052,000	[2]
Accounts payable and accrued liabilities	4,079,000		24,052,000								(7,677,000)
Other liabilities											(5,099,000)
Net liabilities							(3,212,000)				(3,212,000)
Operating results of discontinued operations [Abstract]
Revenues								7,914,000	18,384,000	19,566,000			0		67,311,000		441,811,000		0		80,201,000		359,165,000		0		147,512,000		800,976,000
Costs and other expenses								12,497,000	31,852,000	28,383,000			995,000		114,624,000		457,015,000		9,660,000		81,140,000		379,654,000		10,655,000		195,764,000		836,669,000
Impairment of long-lived assets								0	7,286,000	0
Operating loss								(4,583,000)	(20,754,000)	(8,817,000)			(995,000)		(61,013,000)		(70,793,000)		(9,660,000)		(939,000)		(20,489,000)		(10,655,000)		(61,952,000)		(91,282,000)
Loss on the sale of discontinued operations						(6,800,000)		(15,655,000)	0	0
Other, net								(74,000)	(139,000)	(21,000)
Income tax (expense) recovery						2,700,000		729,000	1,361,000	1,377,000			(2,302,000)		15,616,000		3,741,000		5,900,000		(17,136,000)		(7,954,000)		3,598,000		(1,520,000)		(4,213,000)
Loss from discontinued operations, net of income taxes								(19,583,000)	(19,532,000)	(7,461,000)			(3,309,000)		(104,900,000)		(116,171,000)		(3,763,000)		(23,762,000)		(7,420,000)		(7,072,000)		(128,662,000)		(123,591,000)
Impairment of long-lived assets													0		13,700,000		25,699,000		0		0		0		0		13,700,000		25,699,000
Impairment of goodwill													0		0		29,890,000		0		0		0		0		0		29,890,000
(Loss) gain on the sale of discontinued operations													0		(59,287,000)		(45,531,000)		0		5,975,000		0		0		(53,312,000)		(45,531,000)
Equity (loss) gain	1,079,000		3,684,000		49,000								0	[3]	0	[3]	(244,000)	[3]	0	[3]	14,867,000	[3]	32,739,000	[3]	0	[3]	14,867,000	[3]	32,495,000	[3]
Other, net													(12,000)	[4]	(216,000)	[4]	(3,344,000)	[4]	(3,000)	[4]	(26,529,000)	[4]	(11,716,000)	[4]	(15,000)	[4]	(26,745,000)	[4]	(15,060,000)	[4]
Make-whole payment included in interest expense related to sale of MDS Analytical Technologies																					23,300,000
Number of joint ventures																			2
Arbitration with Life Technologies Corporations [Abstract]
Settlement accrual						9,500,000
Loss from discontinued operations						6,800,000		15,655,000	0	0
Income tax (expense) recovery						$ 2,700,000		$ 729,000	$ 1,361,000	$ 1,377,000			$ (2,302,000)		$ 15,616,000		$ 3,741,000		$ 5,900,000		$ (17,136,000)		$ (7,954,000)		$ 3,598,000		$ (1,520,000)		$ (4,213,000)

[1]	Represents the assets and liabilities remaining after the sale of MDS Nordion S.A. and MDS Pharma Services Early Stage (Early Stage).
[2]	Represents the assets and liabilities of MDS Nordion S.A. and remaining assets and liabilities after the sale of Early Stage.
[3]	MDS Analytical Technologies included two joint ventures, AB/MDS and PKI/Sciex. Under the terms of these joint venture arrangements, the Company provided manufacturing, research and development and administrative support for the joint venture partnerships on an outsourced service provider basis. All costs, including selling, general and administration expenses, incurred by the Company for direct materials, labor, travel, consulting, and other related expenses, were billed to the joint ventures at cost and recorded as revenue. The Company did not recognize any profits from the sales to the joint ventures as the amounts were billed without any markups. The joint ventures realized net income when products and services were sold to a third-party customer. The Company recorded its share of realized profits from the joint ventures as equity earnings, which is included in "Loss from discontinued operations, net of income taxes".
[4]	All of the interest on the senior unsecured notes was allocated to discontinued operations as the Company repaid its senior unsecured notes following the completion of the sale of MDS Analytical Technologies in the first quarter of fiscal 2010. As part of the redemption of the senior unsecured notes, the Company made a make-whole payment of $23.3 million, which was included in interest expense in fiscal 2010.